Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Condensed Balance Sheet [Table Text Block]
	20 16	2015
ASSETS

Cash	$2,307,008	$4,100,860
Premises and Equipment, Net	1,074,884	1,134,524
Investment in Subsidiary, at Equity	114,478,277	114,677,455
Other	20,990	170,801

Total Assets	$117,881,159	$120,083,640

LIABILITIES AND STOCKHOLDERS ’ EQUITY

Liabilities
Dividends Payable	$105,300	$202,736
Other	159,126	195,282

	$264,426	398,018

Subordinated Debt	24,229,000	24,229,000

Stockholders ’ Equity
Preferred Stock, Stated Value $1,000; 10,000,000 Shares Authorized, 9,360 and 18,021 Shares Issued and Outstanding as of December 31, 2016 and 2015	9,360,000	18,021,000
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,439,258 Shares Issued and Outstanding as of December 31, 2016 and 2015	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	51,465,521	44,285,621
Accumulated Other Comprehensive Loss, Net of Tax	(5,022,140)	(4,434,351)

	93,387,733	95,456,622

Total Liabilities and Stockholders ’ Equity	$117,881,159	$120,083,640

Condensed Income Statement [Table Text Block]
	20 16	2015	2014

Income
Dividends from Subsidiary	$9,118,104	$10,015,147	$12,015,572
Management Fees	601,080	581,334	581,334
Other	103,612	112,876	100,269

	$9,822,796	$10,709,357	$12,697,175

Expenses
Interest	601,567	503,286	517,381
Amortization	-	-	938
Salaries and Employee Benefits	840,130	811,150	782,152
Other	554,434	666,872	538,847

	1,996,131	1,981,308	1,839,318

Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	7,826,665	8,728,049	10,857,857

Income Tax Benefits	457,934	444,764	396,738

Income Before Equity in Undistributed Earnings of Subsidiary	8,284,599	9,172,813	11,254,595

Dividends Received in Excess of Earnings of Subsidiary	-	(800,116)	(3,722,970)

Equity in Undistributed Earnings of Subsidiary	388,611	-	-

Net Income	8,673,210	8,372,697	7,531,625
Preferred Stock Dividends	1,493,310	2,375,010	2,688,604

Net Income Available to Common Stockholders	$7,179,900	$5,997,687	$4,843,021

Condensed Statement of Comprehensive Income [Table Text Block]
	20 16	2015	2014

Net Income	$8,673,210	$8,372,697	$7,531,625

Other Comprehensive Income (Loss)

Gains (Losses) on Securities Arising During the Year	(505,367)	610,689	6,432,906
Tax Effect	171,825	(207,634)	(2,187,189)

Realized (Gains) Losses on Sale of AFS Securities	(385,223)	11,466	(23,735)
Tax Effect	130,976	(3,898)	8,070

Impairment Loss on Securities	-	-	-
Tax Effect	-	-	-

Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(587,789)	410,623	4,230,052

Comprehensive Income	$8,085,421	$8,783,320	$11,761,677

Condensed Cash Flow Statement [Table Text Block]
	20 16	2015	2014

Cash Flows from Operating Activities
Net Income	$8,673,210	$8,372,697	$7,531,625
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Depreciation and Amortization	66,476	73,999	75,347
Equity in Undistributed Earnings of Subsidiary	(388,611)	-	-
Dividends Received in Excess of Earnings of Subsidiary	-	800,116	3,722,970
Change in Interest Payable	5,367	23,072	(1,069,695)
Other	108,288	1,555,482	(437,115)

	8,464,730	10,825,366	9,823,132

Cash Flows from Investing Activities
Purchases of Premises and Equipment	(6,836)	(8,884)	(2,020)

Cash Flows from Financing Activities
Dividends Paid on Preferred Stock	(1,590,746)	(2,487,274)	(5,492,749)
Redemption of Preferred Stock	(8,661,000)	(9,979,000)	-

	(10,251,746)	(12,466,274)	(5,492,749)

Increase (Decrease) in Cash	(1,793,852)	(1,649,792)	4,328,363

Cash, Beginning	4,100,860	5,750,652	1,422,289

Cash, Ending	$2,307,008	$4,100,860	$5,750,652